FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
	Fair value measurements at December 31, 2015 using:
	Quoted prices
	in	Significant
	active markets	other	Significant	Total fair value
	for	observable	unobservable	at
	identical assets	inputs	inputs	December 31,
In millions of $	(Level 1)	(Level 2)	(Level 3)	2015

Cash and cash equivalents
- Time deposits	-	200.0	-	200.0
- Restricted cash	172.2	-	-	172.2

Foreign currency derivatives
- Financial liabilities	-	0.8	-	0.8

	Fair value measurements at December 31, 2016 using:
	Quoted prices
	in	Significant
	active markets	other	Significant	Total fair value
	for	observable	unobservable	at
	identical assets	inputs	inputs	December 31,
In millions of $	(Level 1)	(Level 2)	(Level 3)	2016

Cash and cash equivalents
- Time deposits	-	390.0	-	390.0
- Restricted cash	116.8	-	-	116.8

Foreign currency and interest rate swap derivatives
- Financial assets	-	0.4	-	0.4
- Financial liabilities	-	1.0	-	1.0